Reserve for Share-Based Payments (Details Narrative)			6 Months Ended
	Jul. 29, 2023 CAD ($) shares	Jul. 14, 2023 CAD ($) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($)	Jul. 14, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Options Granted Shares | shares		250,000
Exercise price of outstanding share options | $ / shares						$ 2.25
Expected volatility, share options granted		150.00%
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		4.30%
Tax rate effect from change in tax rate		20.00%
Expected Life		3 years
Fair Value Attributable		$ 447,577
Stock Based Compensations		$ 222,068	$ 169,066		$ 630,689
Cancellation Of Stock Options
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Cancelled Ending | shares	228,489			(50,000)
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Cancellation Of Stock Options	$ 1,385,406			$ 1,405,324